Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of fair value of derivative financial instruments (Detail) - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Assets	S/ 233,425	S/ 207,949
Liabilities	271,326	207,424
Notional amount	10,800,156	15,473,189
Notional amount	2,140,011	2,256,834
Effective part recognized in other comprehensive income during the year	(14,350)	(50,669)
Assets	161,824	12,827
Liabilities		14,881
Derivative financial assets	395,249	220,776
Derivative financial liabilities	271,326	222,305
Notional amount	12,940,167	17,730,023
Forward exchange contracts DueBetween January 2020 and January 2021 [Member]
Disclosure of financial assets [line items]
Assets		95,961
Liabilities		45,276
Notional amount		S/ 9,289,914
Maturity		Between January 2020 and January 2021
Interest rate swaps Due Between November 2020 and December 2029 [Member]
Disclosure of financial assets [line items]
Maturity		Between November 2020 and December 2029
Currency swaps Due Between January 2020 and September 2026 [Member]
Disclosure of financial assets [line items]
Assets		S/ 30,438
Liabilities		36,428
Notional amount		S/ 1,727,922
Maturity		Between January 2020 and September 2026
Cross currency swaps Due Jan 2023 [Member]
Disclosure of financial assets [line items]
Assets	0
Liabilities	67,523	S/ 50,523
Notional amount	S/ 213,125	S/ 195,056
Maturity		January 2023
Maturity	January 2023
Foreign Currency Options [Member]
Disclosure of financial assets [line items]
Assets	S/ 0	S/ 33
Liabilities	145	126
Notional amount	S/ 22,700	S/ 22,154
Maturity	Between January 2021 and June 2021	Between January 2020 and December 2020
Interest rate swaps DueBetween November 2020 and December 2029 [Member]
Disclosure of financial assets [line items]
Assets		S/ 81,517
Liabilities		75,071
Notional amount		4,238,143
Cross Currency Swaps Due Jan 2023 [Member]
Disclosure of financial assets [line items]
Notional amount	S/ 1,596,861	1,461,474
Effective part recognized in other comprehensive income during the year	S/ (10,768)	S/ (31,211)
Maturity	January 2023	January 2023
Hedged instruments	Corporate bonds	Corporate bonds
Caption of the consolidated statements of financial position where the hedged item has been recognized	Bonds, notes and obligations outstanding	Bonds, notes and obligations outstanding
Assets	S/ 126,839	S/ 12,827
Liabilities		8,225
Cross Currency Swaps Due Oct 27 [Member]
Disclosure of financial assets [line items]
Notional amount	543,150	497,100
Effective part recognized in other comprehensive income during the year	S/ (5,904)	S/ (19,694)
Maturity	October 2027	October 2027
Hedged instruments	Senior bonds	Senior bonds
Caption of the consolidated statements of financial position where the hedged item has been recognized	Bonds, notes and obligations outstanding	Bonds, notes and obligations outstanding
Assets	S/ 34,985
Liabilities		S/ 2,821
Interest Rate Swaps Due Nov 20 [Member]
Disclosure of financial assets [line items]
Notional amount		132,560
Effective part recognized in other comprehensive income during the year		S/ (285)
Maturity		November 2020
Hedged instruments		Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents
Liabilities		S/ 1,670
Interest Rate Swaps Due Dec 20 [Member]
Disclosure of financial assets [line items]
Notional amount		82,850
Effective part recognized in other comprehensive income during the year		S/ (289)
Maturity		December 2020
Hedged instruments		Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents
Liabilities		S/ 1,080
Interest Rate Swaps Two Due Dec 20 [Member]
Disclosure of financial assets [line items]
Notional amount		82,850
Effective part recognized in other comprehensive income during the year		S/ (287)
Maturity		December 2020
Hedged instruments		Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents
Liabilities		S/ 1,085
Currency swap contract [member]
Disclosure of financial assets [line items]
Effective part recognized in other comprehensive income during the year	964	S/ 1,097
Forward exchange contracts Due Between January 2021 and December 2022 [Member]
Disclosure of financial assets [line items]
Assets	23,512
Liabilities	13,935
Notional amount	S/ 3,661,038
Maturity	Between January 2021 and December 2022
Interest rate swaps Due Between May 2021 and June 2036 [Member]
Disclosure of financial assets [line items]
Assets	S/ 140,906
Liabilities	139,531
Notional amount	S/ 4,382,535
Maturity	Between May 2021 and June 2036
Currency swaps Due Between April 2021 and April 2028 [Member]
Disclosure of financial assets [line items]
Assets	S/ 69,007
Liabilities	50,192
Notional amount	S/ 2,520,758
Maturity	Between April 2021 and April 2028
Currency Swap Contract Period One [Member]
Disclosure of financial assets [line items]
Effective part recognized in other comprehensive income during the year	S/ 677
Currency Swap Contract Period Two [Member]
Disclosure of financial assets [line items]
Effective part recognized in other comprehensive income during the year	S/ 681